Restatement of Financial Statements - Restatement Of Balance Sheet (Parenthetical) (Detail) - $ / shares	Mar. 31, 2021	Feb. 23, 2021	Dec. 31, 2020	Sep. 30, 2020
Restatement [Line Items]
Temporary equity, par value			$ 0.0001	$ 0.0001
Preferred stock, par value			0.0001	0.0001
Class A common stock [Member]
Restatement [Line Items]
Temporary equity, par value			0.0001	0.0001
Preferred stock, par value			0.0001	0.0001
Common stock, par value	$ 0.0001	$ 0.0001	0.0001	0.0001
Class B common stock [Member]
Restatement [Line Items]
Common stock, par value	$ 0.0001		$ 0.0001	$ 0.0001